Commitments and Contingencies (Details) - Rosecliff Acquisition Corp I [Member] - USD ($)	1 Months Ended	12 Months Ended
	Aug. 16, 2022	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
U.S. federal tax rate	1.00%
Percentage of excise tax fair value	1.00%
Deferred fee per unit (in Dollars per share)		$ 0.35
Deferred underwriters fee (in Dollars)		$ 8,855,000